Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2020-PJ5
Start - End Dates:	03/2020 - 03/2020
Deal Loan Count:	4

Loan Level Tape Compare Upload

Loans in Report	4

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	XXXXXX	Months Reserves	15.00	16.67
XXXXXX	XXXXXX	Months Reserves	12.00	12.67
XXXXXX	XXXXXX	Months Reserves	30.00	19.03
XXXXXX	XXXXXX	Origination Date	XXXXXX	XXXXXX

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